Note 12 - Non-controlling Interests (Details Textual) $ / shares in Units, $ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
		Sep. 23, 2022	Sep. 29, 2025 USD ($)	Nov. 30, 2025 CAD ($) shares	Nov. 30, 2025 USD ($) $ / shares shares	Nov. 30, 2024 CAD ($) shares	Nov. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2025 USD ($)	May 15, 2024 USD ($)	Nov. 24, 2023 USD ($)
Statement Line Items [Line Items]
Non-controlling interests				$ 2,806		$ 1,402
Weighted average remaining contractual life of outstanding share options (Year)				2 years 10 months 20 days	2 years 10 months 20 days
Weighted average remaining contractual life of exercisable share options (Year)				2 years 5 months 15 days	2 years 5 months 15 days
ATM program [member]
Statement Line Items [Line Items]
Issue of equity, maximum distribution amount										$ 50,000
Proceeds from issuing shares				$ 21,319		$ 13,114
Issue of equity, number of shares (in shares) | shares				13,033,493	13,033,493	10,873,320	10,873,320
U.S. GoldMining Inc. [member]
Statement Line Items [Line Items]
Number of subsidiary shares held (in shares) | shares				9,878,261
Proportion of ownership interest in subsidiary				74.40%	74.40%
Number of subsidiary warrants held (in shares) | shares				122,490
Non-controlling interests				$ 2,806
Number of shares issued (in shares) | shares				7,126
Number of other equity instruments exercised or vested in share-based payment arrangement	[1]			33,750	33,750
Weighted average remaining contractual life of outstanding share options (Year)				3 years 4 months 28 days	3 years 4 months 28 days
Expense from share-based payment transactions with employees				$ 577		$ 248
Restricted shares which were released (in shares) | shares						95,250
Weighted average share price, share options granted (in dollars per share) | $ / shares					$ 8.74		$ 5.25
Weighted average remaining contractual life of exercisable share options (Year)				4 months 24 days	4 months 24 days
U.S. GoldMining Inc. [member] | Restricted shares [member]
Statement Line Items [Line Items]
Increase (decrease) in value of shares outstanding through share-based compensation transaction				$ (21)		$ 21
U.S. GoldMining Inc. [member] | Restricted stock units [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement				10,889	10,889
Number of other equity instruments granted in share-based payment arrangement				20,050	20,050
Increase (decrease) in value of shares outstanding through share-based compensation transaction				$ 200	$ 140
Weighted average share price, share options granted (in dollars per share) | $ / shares					$ 8.55
U.S. GoldMining Inc. [member] | Restricted shares [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement		635,000
Number of other equity instruments outstanding in share-based payment arrangement						254,000
U.S. GoldMining Inc. [member] | ATM program [member]
Statement Line Items [Line Items]
Issue of equity, maximum distribution amount								$ 7,600	$ 5,500
Commission rate for shares sold									2.50%
Proceeds from issuing shares			$ 4,800	$ 13,121	$ 9,360	$ 656	$ 480
Issue of equity, number of shares (in shares) | shares				810,472	810,472	45,699	45,699
Dilution gain before fees and issuance costs				$ 9,935		$ 511
Dilution gain, net of fees and issuance costs				$ 9,665		$ 496

[1]	7,126 U.S. GoldMining Shares were issued pursuant to the exercise of 33,750 U.S. GoldMining stock options on a net exercise basis.